As filed with Securities and Exchange Commission on November 4, 2021.
File Nos. 333-178845
811-08810

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-4
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 21	[X]
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 21	[X]
(Check Appropriate Box or Boxes)

FS Variable Separate Account
(Exact Name of Registrant)
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
(Name of Depositor)
28 Liberty Street, Floor 45th
New York, NY 10005-1400
(Address of Depositor’s Principal Offices) (Zip Code)
Depositor’s Telephone Number, including Area Code: (800) 996-9786
Trina Sandoval, Esq.
The United States Life Insurance Company in the City of New York
21650 Oxnard Street Suite 750
Woodland Hills, California 91367
(Name and Address of Agent for Service for Depositor and Registrant)
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
□  immediately upon filing pursuant to paragraph (b) of Rule 485
☒  on November 8, 2021 pursuant to paragraph (b) of Rule 485
□  60 days after filing pursuant to paragraph (a)(1) of Rule 485
□  on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
□  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Units of interest in flexible premium deferred variable annuity contracts.

FS Variable Separate Account
Part A — Prospectus
Incorporated by reference to the prospectus dated May 3, 2021, as filed under Form N-4, Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940, File Nos. 333-178845 and 811-08810, filed on April 28, 2021, Accession No. 0001193125-21-137215, and prospectus supplements filed on July 12, 2021, July 29, 2021, August 9, 2021 and September 14, 2021.

Part B — Statement of Additional Information
Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 20 under the Investment Company Act of 1940, File Nos.333-178845 and 811-08810, filed on April 28, 2021, Accession No. 0001193125-21-137215.

SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED NOVEMBER 8, 2021

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Preferred Solution Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Preferred Solution Variable Annuity

This Rate Sheet Prospectus Supplement (“Rate Sheet Supplement”) does not apply if you do not elect a living benefit feature. All previous rates are included in an appendix to the prospectus and available on www.aig.com/ProductProspectuses.

This Rate Sheet Supplement provides the current initial annual fee rate, Minimum Income Base Percentage or Income Credit Percentage, as applicable, Maximum Annual Withdrawal Percentages and Protected Income Payment Percentages for Polaris Income Max and Polaris Income Plus Daily Flex living benefits effective on or after November 8, 2021. This Rate Sheet Supplement must be used in conjunction with the prospectus dated November 8, 2021. If you need a copy of the current Rate Sheet Supplement or prospectus, please call our Annuity Service Center at (800) 445-7862 or visit our website at www.aig.com/ProductProspectuses. All Rate Sheet Supplements are filed with the Securities and Exchange Commission and are available on the EDGAR system at www.sec.gov, file number 333-185778 or 333-178845 if your contract was issued in New York.

The rates and percentages listed below apply to applications signed on or after November 8, 2021. In order to get these terms, your application must be signed and in good order while this Rate Sheet Supplement is in effect. If you sign your application after this Rate Sheet Supplement is no longer in effect, you will receive the terms that are in effect on the date that your application is signed in good order. After your contract is issued, the percentages and terms listed below are guaranteed not to change for the life of your contract. Please note that your annual fee rate can change after the first Benefit Year subject to the minimum and maximum in effect at the time of contract issue, as described in the prospectus.

The percentages listed in this Rate Sheet Prospectus Supplement can be superseded at any time. At least 10 days before we change the current terms for the next effective period, the new terms and effective period will be filed in a new Rate Sheet Supplement on EDGAR at www.sec.gov, file number 333-185778 or 333-178845 if your contract was issued in New York.

POLARIS INCOME MAX

Initial Annual Fee Rate

Calculated as percentage of the Income Base (as defined in the Glossary of Living Benefit Terms in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rate as described in the prospectus.

Initial Fee
One Covered Person	1.45%
Two Covered Persons	1.45%

Income Credit Percentage

The Income Credit Percentage is 5.25% (as a percentage of the Income Credit Base).

Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) for each of the options shown:

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Max Income Option 1		Polaris Income Max Income Option 2		Polaris Income Max Income Option 3
	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage
One Covered Person (Age 50 - 59)	4.00%	3.00%(2)	4.00%	3.00%(2)	3.00%	3.00%
One Covered Person (Age 60 - 64)	5.00%	3.00%(2)	5.00%	3.00%(2)	3.50%	3.50%
One Covered Person (Age 65 - 74)	6.25%	4.00%	7.50%	3.00%	5.00%	5.00%
One Covered Person (Age 75 and Older)	6.75%	4.00%	8.00%	3.00%	5.25%	5.25%
Two Covered Persons (Age 50 - 59)	3.60%	2.60%(3)	3.60%	2.60%(3)	2.60%	2.60%
Two Covered Persons (Age 60 - 64)	4.60%	2.60%(3)	4.60%	2.60%(3)	3.10%	3.10%
Two Covered Persons (Age 65 - 74)	5.85%	3.60%	7.10%	2.60%	4.60%	4.60%
Two Covered Persons (Age 75 and Older)	6.35%	3.60%	7.60%	2.60%	4.85%	4.85%

(1)	If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a new Higher Anniversary Value on or after the Covered Person’s 65th birthday.
(3)

If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.60% if the Income Base is increased to a new Higher Anniversary Value on or after the younger Covered Person’s 65th birthday.

POLARIS INCOME PLUS DAILY FLEX

Initial Annual Fee Rate

Calculated as percentage of the Income Base (as defined in the Glossary of Living Benefit Terms in the prospectus) and deducted from the contract value. The initial annual fee rate is guaranteed not to change for the first Benefit Year. Subsequently, the fee rate may change subject to the parameters and maximum rate as described in the prospectus.

Initial Fee
One Covered Person	1.45%
Two Covered Persons	1.45%

Minimum Income Base Percentage

The annual Minimum Income Base Percentage is 5.00%

(as a percentage of each Purchase Payment)

Maximum Annual Withdrawal Percentage and Protected Income Payment Percentage Table

The first percentage represents the Maximum Annual Withdrawal Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) and the second percentage represents the Protected Income Payment Percentage (as defined in the Glossary of Living Benefit Terms in the prospectus) for each of the options shown:

Number of Covered Persons and Age of Covered Person(s) on the Activation Date(1)	Polaris Income Plus Daily Flex Income Option 1		Polaris Income Plus Daily Flex Income Option 2		Polaris Income Plus Daily Flex Income Option 3
	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage	Maximum Annual Withdrawal Percentage	Protected Income Payment Percentage
One Covered Person (Age 45 - 59)	3.25%	2.75%(2)	3.25%	2.75%(2)	2.50%	2.50%
One Covered Person (Age 60 - 64)	4.25%	2.75%(2)	4.25%	2.75%(2)	3.00%	3.00%
One Covered Person (Age 65 - 74)	6.00%	4.00%	7.00%	3.00%	4.75%	4.75%
One Covered Person (Age 75 and Older)	6.50%	4.00%	7.50%	3.00%	5.00%	5.00%
Two Covered Persons (Age 45 - 59)	2.85%	2.35%(3)	2.85%	2.35%(3)	2.10%	2.10%
Two Covered Persons (Age 60 - 64)	3.85%	2.35%(3)	3.85%	2.35%(3)	2.60%	2.60%
Two Covered Persons (Age 65 - 74)	5.60%	3.60%	6.60%	2.60%	4.35%	4.35%
Two Covered Persons (Age 75 and Older)	6.10%	3.60%	7.10%	2.60%	4.60%	4.60%

(1)	If there are Two Covered Persons, the age on the Activation Date is based on the age of the younger of the Two Covered Persons.
(2)	If One Covered Person is elected, the Protected Income Payment Percentage is 4.00% if the Income Base is increased to a Step-Up Value on or after the Covered Person’s 65th birthday.
(3)	If Two Covered Persons are elected, the Protected Income Payment Percentage is 3.60% if the Income Base is increased to a Step-Up Value on or after the younger Covered Person’s 65th birthday.

Dated: November 8, 2021

Please keep this Supplement with your prospectus

Supplement to the Variable Annuity Prospectus and Summary Prospectuses dated May 3, 2021 as supplemented and amended

American General Life Insurance Company

Variable Separate Account

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annity

The United States Life Insurance Company in the City of New York

FS Variable Separate Account

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

The Variable Annuity Life Insurance Company

VALIC Separate Account A

Polaris Platinum Elite Variable Annuity

The following information applies to the Prospectus, Updating Summary Prospectus, and if applicable, Initial Summary Prospectus (collectively, the “Prospectus”). The date of the Prospectus has been changed to November 8, 2021. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectus.

Effective on or about November 8, 2021 (“Effective Date”), certain Underlying Funds available under the contract were reorganized, following shareholder approval (the “Reorganization”). Underlying Funds of Anchor Series Trust and SunAmerica Series Trust (the “Target Underlying Funds”) were reorganized into the Underlying Funds of SunAmerica Series Trust (the “Acquiring Underlying Funds”) as shown in the table below. Accordingly, on the Effective Date, all references in the Prospectus to “Anchor Series Trust” and each of the Target Underlying Funds were removed.

The Underlying Fund expenses remained unchanged or were lowered as a result of the Reorganization. Please see “APPENDIX A – UNDERLYING FUNDS AVAILABLE UNDER THE CONTRACT” in the Prospectus for the current expenses and performance information for each Acquiring Underlying Fund.

Type	Target Underlying Funds Advisor Subadvisor (if applicable)	Acquiring Underlying Funds Advisor Subadvisor (if applicable)
Asset Allocation	SA PGI Asset Allocation Portfolio – Class 3 SunAmerica Asset Management, LLC Principal Global Investors, LLC	SA JPMorgan Diversified Balanced Portfolio – Class 3* SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.
Asset Allocation	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Bond	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA Columbia Technology Portfolio – Class 3 SunAmerica Asset Management, LLC Columbia Management Investment Advisers, LLC	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP
Stock	SA WellsCap Aggressive Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Wells Capital Management Incorporated	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.

*On the Effective Date, the Underlying Fund expense for SA JPMorgan Diversified Balanced Portfolio – Class 3 changed from 1.17% to 1.08%.

Additional information regarding the Underlying Funds, including the Fund Prospectuses, may be obtained by visiting our website at www.aig.com/ProductProspectuses or by calling (855) 421-2692.

Neither our automatic transfer of the assets to the Acquiring Funds on the Effective Date, nor your transfer of assets out of the Target Funds prior to the Effective Date or out of the Acquiring Funds within 60 days after the Effective Date, will count against the free transfers that you are permitted to make each year or for the purposes of the U.S. Mail Policy. If you have any questions, please contact our Annuity Service Center at 1-800-445-7862.

Dated: November 8, 2021

Please keep this Supplement with your Prospectus

SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 3, 2021

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Variable Annuity

Polaris II Variable Annuity

Polaris Advisory Variable Annuity

Polaris Choice II Variable Annuity

Polaris Choice III Variable Annuity

Polaris Choice IV Variable Annuity

Polaris Platinum II Variable Annuity

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

VARIABLE ANNUITY ACCOUNT SEVEN

Polaris II A-Class Variable Annuity

Polaris II A-Class Platinum Series Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Platinum III Variable Annuity

Polaris Preferred Solution Variable Annuity

Polaris Retirement Protector Variable Annuity

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

VALIC SEPARATE ACCOUNT A

Polaris Platinum Elite Variable Annuity

The date of the Statement of Additional Information is changed to November 8, 2021.

Dated: November 8, 2021

Please keep this Supplement with your Statement of Additional Information.

Part C — Other Information
Item 27.     Exhibits
Exhibit Number	Description	Location
(a)	Resolutions Establishing Separate Account	Incorporated by reference to the Initial Registration Statement, File Nos. 333-102137 and 811-08810, filed December 23, 2002, Accession No. 0000898430-02-004616.
(b)	Custodian Agreements	Not Applicable
(c)(1)	Distribution Agreement	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(c)(2)	Selling Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(d)(1)(a)	USL Variable Annuity Contract (FS-993-PPS4 (12/10))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178845 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002960.
(d)(1)(b)	USL Variable Annuity Contract (FS-993-PPS7 (12/10))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178845 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002960.
(d)(1)(c)	USL Variable Annuity Contract (FS-993-PPS9 (12/10))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178845 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002960.
(d)(1)(d)	USL Variable Annuity Contract (US-803 (12/15))	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(d)(1)(e)	USL Contract Data Page (US-803-PPS4 (12/15))	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(d)(1)(f)	USL Contract Data Page (US-803-PPS7 (12/15))	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 10, File Nos. 333-178845 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568541.
(d)(2)	USL Merger Endorsement (USLE-6258 (8/11))	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(d)(3)	Optional Guaranteed Living Benefit Endorsement (FSE-6248-V (10/11))	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-178841 and 811-08810, filed on January 20, 2012, Accession No. 0000950123-12-001054.
(d)(4)	USL IRA Endorsement (FSE-6171 (12/10))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002972.
(d)(5)	USL Nursing Home Waiver Rider (FSE-6223 (8/06))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002972.
(d)(6)	USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-V/25 (12/12))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002972.

Exhibit Number	Description	Location
(d)(7)	USL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12)	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002972.
(d)(8)	USL Maximum Anniversary Value Optional Death Benefit Endorsement (FSE-6235 (12/10))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002972.
(d)(9)	USL Premium Plus Endorsement (FSE-6245 (12/08))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002972.
(d)(10)	USL DOMA Endorsement (FSE-6249 (12/09))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002972.
(d)(11)	USL Optional Guaranteed Living Benefit Extension Data Page Endorsement (FSE-6231E-V (10/10))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178845 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002960.
(d)(12)	USL Optional Guaranteed Living Benefit Extension Endorsement Data Page (FSE-6231E-V (8/13))	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-178845 and 811-08810, filed on April 29, 2014, Accession No. 0000950123-14-004354.
(d)(13)	USL Optional Guaranteed Living Benefit Endorsement (USLE-8036 (11/15))	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(d)(14)	USL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value Extension Endorsement (FSE-6217E (10/10))	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 10, File Nos. 333-178845 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568541.
(d)(15)	USL Optional Guaranteed Minimum Withdrawal Benefit For Two Live Extension Endorsement (USLE-6218E (9/15))	Incorporated by reference to Post-Effective Amendment No. 10 and Amendment No. 10, File Nos. 333-178845 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568541.
(d)(16)	USL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15)	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(d)(17)	USL Optional Guaranteed Living Benefit Endorsement (USLE-6261 (12/15))	Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 13, File Nos. 333-178841 and 811-08810, filed on December 15, 2016, Accession No. 0001193125-16-794184.
(d)(18)	USL Optional Guaranteed Living Benefit Endorsement (Income Builder) (USLE-6260 (12/15))	Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 16, File Nos. 333-178841 and 811-08810, filed on April 26, 2017, Accession No. 0001193125-17-138994.
(d)(19)	USL Optional Guaranteed Living Benefit Endorsement (Daily) (USLE-8036 (12/16))	Incorporated by reference to Post-Effective Amendment No. 16 and Amendment No. 16, File Nos. 333-178841 and 811-08810, filed on April 26, 2017, Accession No. 0001193125-17-138994.
(d)(20)	USL IRA Endorsement (USLE-6171 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.
(d)(21)	USL Roth IRA Endorsement (USLE-6172 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.

Exhibit Number	Description	Location
(d)(22)	USL Roth SEP Endorsement (USLE-6173 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.
(d)(23)	USL Pension and Profit Sharing Plan Endorsement (USLE-6067 (12/15))	Incorporated by reference to Pre-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-213339 and 811-08810, filed on December 14, 2016, Accession No. 0001193125-16-793057.
(d)(24)	USL Return of Purchase Payment Death Benefit Endorsement (USLE-8022 (5/17))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-178841 and 811-08810, filed on October 4, 2017, Accession No. 0001193125-17-303459.
(d)(25)	USL Maximum Anniversary Value Death Benefit Endorsement (USLE-8023 (5/17))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-178841 and 811-08810, filed on October 4, 2017, Accession No. 0001193125-17-303459.
(d)(26)	USL Optional Return of Purchase Payment Death Benefit Rider (USLE-8022 (12/18))	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(d)(27)	USL Optional Maximum Anniversary Value Death Benefit Rider (USLE-8023 (12/18))	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(d)(28)	USL Optional Guaranteed Lifetime Income Rider (USLE-8060 (12/18))	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(d)(29)	USL Optional Guaranteed Lifetime Income Rider (USLE-8075 (12/18))	Incorporated by reference to Post-Effective Amendment No. 24 and Amendment No. 24, File Nos. 333-178841 and 811-08810, filed on April 25, 2019, Accession No. 0001193125-19-119350.
(e)(1)	USL Annuity Application (USL-579-1 (12/12))	Incorporated by reference to Post-Effective Amendment No. 5 and Amendment No. 5, File Nos. 333-178845 and 811-08810, filed on April 29, 2013, Accession No. 0000950123-13-002960.
(e)(2)	USL Annuity Application (USL-579-1 (5/15))	Incorporated by reference to Post-Effective Amendment No. 9 and Amendment No. 9, File Nos. 333-178845 and 811-08810, filed on December 28, 2015, Accession No. 0001193125-15-414586.
(e)(3)	USL Annuity Application (USL-579 (12/15))	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(e)(4)	USL Annuity Application (USL-579 (1/16))	Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 13, File Nos. 333-178841 and 811-08810, filed on December 15, 2016, Accession No. 0001193125-16-794184.
(e)(5)	USL Annuity Application (USL-579E (1/16))	Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 13, File Nos. 333-178841 and 811-08810, filed on December 15, 2016, Accession No. 0001193125-16-794184.
(e)(6)	USL Annuity Application (USLA-579 (5/19))	Incorporated by reference to Post-Effective Amendment No. 20 and Amendment No. 20, File Nos. 333-178845 and 811-08810, filed on April 28, 2021, Accession No. 0001193125-21-137215.
(f)	Corporate Documents of Depositor

Exhibit Number	Description	Location
(f)(1)	Copy of the Bylaws of The United States Life Insurance Company in the City of New York, Amended and Restated December 14, 2010	Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No. 0001193125-11-120900.
(g)	Reinsurance Contract	Not Applicable
(h)	Participation Agreements
(h)(1)	Anchor Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.
(h)(2)	SunAmerica Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.
(h)(3)	Van Kampen Life Investment Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 18 and Amendment No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002, Accession No. 0000950148-02-002786.
(h)(4)	Lord Abbett Series Fund, Inc. Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.
(h)(5)	American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 13 and Amendment No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007, Accession No. 0000950124-07-002498.
(h)(6)	Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No. 4, File Nos. 333-147008 and 811-08810, filed on April 28, 2008, Accession No. 0000950148-08-000100.
(h)(7)	Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(h)(8)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No. 7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.
(h)(9)	Seasons Series Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 3 and Amendment No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.
(h)(10)	Goldman Sachs Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6 Registration Statement, File No. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.
(h)(11)	Amendment to Goldman Sachs Variable Insurance Trust Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 11 and Amendment No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568259.
(h)(12)	Letters of Consent to the Assignment of the Fund Participation Agreement	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(h)(13)	PIMCO Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement, File No. 333-80191, filed on September 20, 2000, Accession No. 0000899243-00-002107.

Exhibit Number	Description	Location
(h)(14)	Amendment to PIMCO Variable Insurance Trust Fund Participation Agreement	Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No. 1, File Nos. 333-198223 and 811-03859, filed on November 3, 2014, Accession No. 0000950123-14-010828.
(i)	Administrative Contracts	Not Applicable
(j)	Other Material Contracts
(j)(1)	Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and The United States Life Insurance Company in the City of New York	Incorporated by reference to Post-Effective Amendment No. 7 and Amendment No. 7, File Nos. 333-178845 and 811-08810, filed on April 29, 2014, Accession No. 0000950123-14-004354.
(j)(2)	Agreement and Plan of Merger including the Charter of The United States Life Insurance Company in the City of New York	Incorporated by reference to Initial Registration Statement, File Nos. 333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.
(j)(3)	CMA Termination Agreement	Incorporated by reference to Post-Effective Amendment No. 8 and Amendment No. 8, File Nos. 333-178845 and 811-08810, filed on April 29, 2015, Accession No. 0001193125-15-156230.
(k)	Opinion of Counsel and Consent of Depositor	Incorporated by reference to the Initial Registration Statement, File Nos. 333-178845 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104749.
(l)	Consent of Independent Registered Public Accounting Firm	Filed Herewith
(m)	Financial Statements Omitted	None
(n)	Initial Capital Agreement	Not Applicable
(o)	Form Of Initial Summary Prospectus	Not Applicable
(p)	Power of Attorney — The United States Life Insurance Company in the City of New York Directors	Incorporated by reference to Post-Effective Amendment No. 21 and Amendment No. 21, File Nos. 333-178843 and 811-08810, filed on October 15, 2021, Accession No. 0001193125-21-300091.

Item 28.     Directors and Officers of the Depositor
The directors and principal officers of The United States Life Insurance Company in The City Of New York are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.
Names Positions and Offices Held with Depositor
Kevin T. Hogan (1)	Director, Chairman, Chief Executive Officer, and President
Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer
Alireza Vaseghi (1)	Director, Senior Vice President and Chief Investment Officer
Emily W. Gingrich (1)	Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
Michael P. Harwood (5)	Director and Senior Vice President
William J. Carr	Director
Glen D. Keller	Director
Jonathan J. Novak (2)	Chief Executive Officer, Institutional Markets
Todd P. Solash (3)	Chief Executive Officer, Individual Retirement and Life Insurance
Timothy M. Heslin (5)	President, Life US
Bryan A. Pinsky (3)	President, Individual Retirement
Christopher P. Filiaggi (1)	Senior Vice President and Life Controller
Katherine A. Anderson (4)	Senior Vice President and Chief Risk Officer
David Ditillo (6)	Senior Vice President and Chief Information Officer
Terri N. Fiedler	Senior Vice President and Chief Distribution Officer
Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Sabyasachi Ray (1)	Senior Vice President and Chief Operating Officer
Frank A. Kophamel (5)	Senior Vice President, Deputy Chief Actuary and Appointed Actuary
Gabriel A. Lopez (3)	Senior Vice President, Individual Retirement Operations
Christopher V. Muchmore (3)	Senior Vice President, Chief Financial Officer, Individual Retirement
Sai P. Raman (7)	Senior Vice President, Institutional Markets
Eric G. Tarnow	Senior Vice President, Life Products
Mallary L. Reznik (3)	Senior Vice President, General Counsel and Assistant Secretary
Christina M. Haley (3)	Senior Vice President, Product Filing
Christine A. Nixon (3)	Senior Vice President
Justin J.W. Caulfield (12)	Vice President and Treasurer
Julie Cotton Hearne	Vice President and Secretary
Lloyd J. Bellow (5)	Vice President and Tax Officer
Daniel R. Cricks (5)	Vice President and Tax Officer
Stephen G. Lunanuova (10)	Vice President and Tax Officer
Thomas C. Spires (5)	Vice President and Tax Officer
Lisa K. Gerhart (5)	Vice President and Assistant Life Controller
Leo W. Grace (5)	Vice President, Product Filing
Tracey E. Harris (4)	Vice President, Product Filing
Mary M. Newitt (3)	Vice President, Product Filing
Mark A. Peterson (8)	Vice President, Distribution
Jennifer A. Roth (3)	Vice President, 38a-1 Compliance Officer
Nicolas Berg (1)	Vice President
Michelle D. Campion (9)	Vice President
Jeffrey S. Flinn (4)	Vice President
Christopher J. Hobson (3)	Vice President
Jennifer N. Miller (9)	Vice President
Stewart R. Polakov (3)	Vice President
Rosemary Foster	Assistant Secretary
Virginia N. Puzon (3)	Assistant Secretary
Marjorie D. Washington	Assistant Secretary
Murtaza A. Cheema	Anti-Money Laundering and Economic Sanctions Compliance Officer
Grace D. Harvey	Illustration Actuary

Names Positions and Offices Held with Depositor
Laszlo Kulin (10)	Investment Tax Officer
Michael F. Mulligan(3)	Head of International Pension Risk Transfer
Ethan D. Bronsnick (11)	Head of Domestic Pension Risk Transfer
Staci R. Smith	Manager, State Filings
Aileen V. Apuy (5)	Assistant Manager, State Filings
Melissa H. Cozart	Privacy Officer

(1)	28 Liberty Street, Floor 45th, New York, NY 10005-1400
(2)	10880 Wilshire Boulevard, Suite 1101, Los Angeles, CA 90024
(3)	21650 Oxnard Street, Woodland Hills, CA 91367
(4)	2929 Allen Parkway, America Tower, Houston, TX, 77019
(5)	2727A Allen Parkway, Life Building, Houston, TX,77019
(6)	3211 Shannon Road, Durham, North Carolina, 27707
(7)	50 Danbury Road, Wilton, CT 06897
(8)	340 Seven Springs Way, Brentwood, TN 37027
(9)	777 S. Figueroa Street, Los Angeles, CA 90017
(10)	30 Hudson Street, Jersey City, NJ,07302
(11)	160 Greene Street, 5 Harborside Plaza, Jersey City, NJ, 07311
(12)	1271 Avenue Of The Americas, New York, NY, 10020
Item 29.     Persons Controlled By or Under Common Control with Depositor or Registrant
The Registrant is a separate account of The United States Life Insurance Company in the City of New York (“Depositor”). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.’s Form 10-K, SEC File No. 001-08787, Accession No. 0001104659-21-025742, filed on February 19, 2021 . Exhibit 21 is incorporated herein by reference.
Item 30.     Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
The United States Life Insurance Company in the City of New York
To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.
Item 31.     Principal Underwriter
(a)   AIG Capital Services, Inc. acts as distributor for the following investment companies:

American General Life Insurance Company
Variable Separate Account
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Variable Annuity Account Ten
AG Separate Account D
AGL Separate Account I of AGL
AGL Separate Account VL-R
The United States Life Insurance Company in the City of New York
FS Variable Separate Account
FS Variable Annuity Account Five
USL Separate Account VL-R
USL Separate Account USL A
The Variable Annuity Life Insurance Company
Variable Annuity Life Insurance Co Separate Account A
(b)   Directors, Officers and principal place of business:
Officer/Directors*	Position
Terri N. Fiedler(2)	Director, Senior Vice President and Chief Distribution Officer
Christina Nasta(1)	Director, Executive Vice President, Sales Operations
James T. Nichols(1)	Director, President and Chief Executive Officer
Frank Curran(1)	Vice President, Chief Financial Officer, Chief Operating Officer, Controller and Treasurer
Michael Fortey(2)	Chief Compliance Officer
Julie A. Cotton Hearne(2)	Vice President and Secretary
John T. Genoy(1)	Vice President
Mallary L. Reznik	Vice President
Daniel R. Cricks(2)	Vice President, Tax Officer
Thomas C. Spires(2)	Vice President, Tax Officer
Rosemary Foster(2)	Assistant Secretary
Virginia N. Puzon	Assistant Secretary
Marjorie Washington(2)	Assistant Secretary

*	Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.
(1)	Principal business address 160 Greene Street, Jersey City, NJ 07311
(2)	Principal business address 2919 Allen Parkway, Houston, TX 77019
(c)   AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.
Item 32.     Location of Accounts and Records
All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 28 Liberty Street, Floor 45th, New York, NY 10005-1400 or at The United States Life Insurance Company in the City of New York’s Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.
Item 33.     Management Services
Not Applicable.
Item 34.     Fee Representation and Other Representations
Fee Representation

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.
Other Representations
The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on this 3rd day of November, 2021.
FS Variable Separate Account
(Registrant)
BY:  THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
        (On behalf of the Registrant and itself)
BY:   /s/  Christopher P. Filiaggi

         Christopher P. Filiaggi
        SENIOR VICE PRESIDENT AND LIFE CONTROLLER
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
* Kevin T. Hogan Kevin T. Hogan	Director, Chairman, Chief Executive Officer, and President (Principal Executive Officer)	November 3, 2021

* Thomas J. Diemer Thomas J. Diemer	Director, Executive Vice President and Chief Financial Officer (Principal Financial Officer)	November 3, 2021

* Christopher P. Filiaggi Christopher P. Filiaggi	Senior Vice President and Life Controller (Principal Accounting Officer)	November 3, 2021

* William J. Carr William J. Carr	Director	November 3, 2021

Emily W. Gingrich	Director

* Michael P. Harwood Michael P. Harwood	Director	November 3, 2021

* Glen D. Keller Glen D. Keller	Director	November 3, 2021

* Alireza Vaseghi Alireza Vaseghi	Director	November 3, 2021

*BY: /s/ TRINA SANDOVAL TRINA SANDOVAL Attorney-in-Fact pursuant to Powers of Attorney filed previously and/or herewith.		November 3, 2021